Financial information by segment, Reconciliation of segment Further Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Financial information by segment [Abstract]
Loss attributable to the Company	$ (4,764)	$ (11,769)
(Loss)/Profit attributable to non-controlling interests	(3,254)	2,638
Income tax	4,650	(4,500)
Share of (profits)/losses of associates	1,407	702
Dividend from exchangeable preferred equity investment in ACBH (see Note 19)	0	10,383
Financial expense, net	101,611	96,300
Depreciation, amortization, and impairment charges	74,624	76,876
Total segment Further Adjusted EBITDA	177,968	163,950
Reconciling Item [Member]
Financial information by segment [Abstract]
(Loss)/Profit attributable to non-controlling interests	3,254	(2,638)
Income tax	4,650	(4,500)
Share of (profits)/losses of associates	(1,407)	(702)
Dividend from exchangeable preferred equity investment in ACBH (see Note 19)	0	10,383
Financial expense, net	101,611	96,300
Depreciation, amortization, and impairment charges	74,624	76,876
Allocated [Member]
Financial information by segment [Abstract]
Total segment Further Adjusted EBITDA	$ 177,968	$ 163,950